Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2024 (for the remainder of 2024)	$ 20,400
2025	54,400	$ 80,000
Total future minimum lease payments	74,800	134,400
Less imputed interest	(4,642)	(14,238)
Total present value of future minimum lease payments	$ 70,158	$ 120,162